Common and Preferred Stock - Summary of Preferred Stock Undeclared Dividends in Arrears (Details) - USD ($) $ / shares in Units, $ in Thousands										3 Months Ended				12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders Equity Note [Abstract]
Dividends paid, preferred stock	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.68	$ 0.68	$ 0.68	$ 0.80	$ 0.80	$ 0.80	$ 0.68	$ 3.20	$ 3.20	$ 2.84
Undeclared preferred stock dividends arrears	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 2,249	$ 2,250	$ 1,912	$ 1,912	$ 1,912	$ 2,249	$ 2,249	$ 2,249	$ 1,912	$ 8,997	$ 8,997	$ 7,985	$ 1,912
Cumulative Total Outstanding														$ 27,891